UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 06128 )

Exact name of registrant as specified in charter: Putnam New Opportunities Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

Item 1. Schedule of Investments:

Putnam New Opportunities Fund

The fund's portfolio
9/30/06 (Unaudited)
COMMON STOCKS (99.6%)(a)
	Shares	Value

Advertising and Marketing Services (0.2%)
inVentiv Health, Inc. (NON)	227,800	$7,296,434

Aerospace and Defense (4.2%)
Boeing Co. (The)	628,600	49,565,110
General Dynamics Corp.	364,400	26,116,548
L-3 Communications Holdings, Inc.	516,900	40,488,777
Raytheon Co.	1,333,500	64,021,335
Rockwell Collins, Inc.	271,400	14,883,576
		195,075,346

Airlines (0.8%)
Southwest Airlines Co.	2,123,300	35,374,178

Automotive (1.1%)
Harley-Davidson, Inc.	851,400	53,425,350

Banking (0.6%)
Commerce Bancorp, Inc.	408,100	14,981,351
UnionBanCal Corp.	238,900	14,549,010
		29,530,361

Basic Materials (0.4%)
Rio Tinto PLC (United Kingdom)	409,975	19,349,499

Beverage (2.9%)
Coca-Cola Co. (The)	546,300	24,408,684
Fomento Economico Mexicano SA de CV ADR (Mexico)	253,000	24,525,820
PepsiCo, Inc.	1,325,800	86,521,708
		135,456,212

Biotechnology (5.3%)
Amgen, Inc. (NON)	1,416,600	101,329,398
Applera Corp. - Applied Biosystems Group	495,500	16,406,005
Biogen Idec, Inc. (NON)	1,384,300	61,850,524
Celgene Corp. (NON)	525,183	22,740,424
Genzyme Corp. (NON)	524,900	35,415,003
Invitrogen Corp. (NON)	161,500	10,240,715
		247,982,069

Building Materials (0.6%)
Genlyte Group, Inc. (The) (NON)	98,196	6,991,555
Sherwin-Williams Co. (The)	348,600	19,444,908
		26,436,463

Chemicals (0.6%)
Airgas, Inc.	445,300	16,106,501
Monsanto Co.	297,900	14,004,279
		30,110,780

Commercial and Consumer Services (2.3%)
Alliance Data Systems Corp. (NON)	315,100	17,390,369
Corporate Executive Board Co. (The)	482,700	43,399,557
Manpower, Inc.	246,500	15,103,055
Paychex, Inc.	757,600	27,917,560
Pre-Paid Legal Services, Inc.	62,384	2,474,773
		106,285,314

Communications Equipment (4.6%)
Avaya, Inc. (NON)	929,500	10,633,480
Cisco Systems, Inc. (NON)	4,472,500	102,867,500
Harris Corp.	469,100	20,870,259
Qualcomm, Inc.	2,182,800	79,344,780
		213,716,019

Computers (2.9%)
Anixter International, Inc.	225,000	12,705,750
EMC Corp. (NON)	942,800	11,294,744
Emulex Corp. (NON)	753,500	13,691,095
Lexmark International, Inc. Class A (NON)	279,700	16,127,502

NCR Corp. (NON)	382,100	15,085,308
Network Appliance, Inc. (NON)	1,106,800	40,962,668
Palm, Inc. (NON)	908,400	13,226,304
Transaction Systems Architects, Inc. (NON)	386,800	13,274,976
		136,368,347

Conglomerates (0.4%)
Danaher Corp.	258,900	17,778,663

Construction (0.2%)
Eagle Materials, Inc.	286,800	9,659,424

Consumer Cyclicals (0.8%)
Black & Decker Manufacturing Co.	192,800	15,298,680
Harman International Industries, Inc.	225,300	18,799,032
Tupperware Brands Corp.	272,808	5,308,844
		39,406,556

Consumer Finance (0.4%)
Accredited Home Lenders Holding Co. (NON)	151,600	5,448,504
AmeriCredit Corp. (NON)	381,700	9,538,683
Countrywide Financial Corp.	172,600	6,047,904
		21,035,091

Consumer Goods (2.7%)
American Greetings Corp. Class A	479,700	11,090,664
Chattem, Inc. (NON)	311,200	10,929,344
Colgate-Palmolive Co.	938,600	58,287,060
Newell Rubbermaid, Inc.	1,552,700	43,972,464
		124,279,532

Consumer Services (0.5%)
Ceridian Corp. (NON)	232,262	5,193,378
Getty Images, Inc. (NON)	115,100	5,718,168
Labor Ready, Inc. (NON)	731,000	11,644,830
		22,556,376

Electric Utilities (0.7%)
TXU Corp.	501,300	31,341,276

Electrical Equipment (1.2%)
WESCO International, Inc. (NON)	945,300	54,855,759

Electronics (3.9%)
Amphenol Corp. Class A	281,400	17,427,102
Freescale Semiconductor, Inc. Class B (NON)	324,800	12,345,648
General Cable Corp. (NON)	280,200	10,706,442
Komag, Inc. (NON)	419,447	13,405,526
Motorola, Inc.	1,464,700	36,617,500
National Semiconductor Corp.	360,800	8,489,624
NVIDIA Corp. (NON)	408,100	12,075,679
Omnivision Technologies, Inc. (NON)	428,300	6,111,841
RF Micro Devices, Inc. (NON)	1,928,000	14,614,240
Texas Instruments, Inc.	1,460,400	48,558,300
		180,351,902

Energy (2.8%)
BJ Services Co.	204,200	6,152,546
Cameron International Corp. (NON)	776,200	37,498,222
Grey Wolf, Inc. (NON)	1,804,100	12,051,388
Penn West Energy Trust	289,300	10,623,096
Pride International, Inc. (NON)	617,500	16,931,850
Rowan Cos., Inc.	1,093,200	34,577,916
Superior Energy Services (NON)	446,800	11,732,968
		129,567,986

Engineering & Construction (0.5%)
Jacobs Engineering Group, Inc. (NON)	172,600	12,898,398
McDermott International, Inc. (NON)	266,000	11,118,800
		24,017,198

Financial (2.0%)
Assurant, Inc.	222,700	11,894,407
JPMorgan Chase & Co.	755,200	35,464,192
Moody's Corp.	666,500	43,575,770
		90,934,369

Food (0.2%)
Campbell Soup Co.	255,700	9,333,050

McCormick & Co., Inc.	53,700	2,039,526
		11,372,576

Health Care Services (7.4%)
Caremark Rx, Inc.	513,600	29,105,712
Charles River Laboratories International, Inc. (NON)	273,600	11,876,976
Coventry Health Care, Inc. (NON)	387,700	19,974,304
Humana, Inc. (NON)	580,800	38,385,072
Laboratory Corp. of America Holdings (NON)	172,500	11,310,825
Manor Care, Inc.	277,500	14,507,700
McKesson Corp.	1,291,700	68,098,424
Pharmaceutical Product Development, Inc.	260,100	9,282,969
Sierra Health Services, Inc. (NON)	1,026,500	38,842,760
UnitedHealth Group, Inc.	914,200	44,978,640
WellCare Health Plans, Inc. (NON)	234,600	13,285,398
WellPoint, Inc. (NON)	585,200	45,089,660
		344,738,440

Homebuilding (0.7%)
NVR, Inc. (NON)	60,300	32,260,500

Household Furniture and Appliances (0.4%)
Select Comfort Corp. (NON)	755,850	16,537,998

Insurance (1.0%)
Safety Insurance Group, Inc.	124,500	6,058,170
Selective Insurance Group	210,800	11,090,188
W.R. Berkley Corp.	855,800	30,286,762
		47,435,120

Investment Banking/Brokerage (4.4%)
Bear Stearns Cos., Inc. (The)	195,800	27,431,580
Calamos Asset Management, Inc. Class A	501,600	14,706,912
Goldman Sachs Group, Inc. (The)	490,100	82,910,217
Lazard, Ltd. Class A (Bermuda)	385,100	15,396,298
Lehman Brothers Holdings, Inc.	717,400	52,987,164
State Street Corp.	187,100	11,675,040
		205,107,211

Leisure (0.3%)
Thor Industries, Inc.	378,900	15,599,313

Lodging/Tourism (0.4%)
Choice Hotels International, Inc.	477,585	19,533,227

Machinery (3.1%)
Cummins, Inc.	382,500	45,605,475
JLG Industries, Inc.	980,900	19,431,629
MSC Industrial Direct Co., Inc. Class A	350,600	14,283,444
Parker-Hannifin Corp.	120,900	9,397,557
Terex Corp. (NON)	726,290	32,842,834
Timken Co.	495,100	14,744,078
Wabtec Corp.	326,100	8,847,093
		145,152,110

Manufacturing (1.5%)
Dover Corp.	547,502	25,973,495
Freightcar America, Inc.	188,700	10,001,100
Mettler-Toledo International, Inc. (Switzerland) (NON)	272,100	17,999,415
Roper Industries, Inc.	385,100	17,229,374
		71,203,384

Medical Technology (5.5%)
Becton, Dickinson and Co.	1,108,100	78,309,427
C.R. Bard, Inc.	406,400	30,480,000
Dade Behring Holdings, Inc.	419,200	16,835,072
Edwards Lifesciences Corp. (NON)	233,126	10,861,340
Foxhollow Technologies, Inc. (NON)	400,100	13,679,419
Hologic, Inc. (NON)	362,737	15,786,314
Kinetic Concepts, Inc. (NON)	911,200	28,666,352
Medtronic, Inc.	206,700	9,599,148
Millipore Corp. (NON)	252,400	15,472,120
Respironics, Inc. (NON)	274,100	10,583,001
St. Jude Medical, Inc. (NON)	287,900	10,159,991
Techne Corp. (NON)	304,600	15,491,956
		255,924,140

Metals (1.0%)
Agnico-Eagle Mines, Ltd. (Canada)	322,700	10,045,651
Cameco Corp. (Canada)	190,500	6,966,585
Freeport-McMoRan Copper & Gold, Inc. Class B	308,900	16,452,014

Steel Dynamics, Inc.	217,900	10,993,055
		44,457,305

Oil & Gas (3.5%)
EOG Resources, Inc.	155,100	10,089,255
Exxon Mobil Corp.	1,019,200	68,388,320
Frontier Oil Corp.	1,214,000	32,268,120
Marathon Oil Corp.	89,400	6,874,860
Noble Energy, Inc.	292,200	13,321,398
Sunoco, Inc.	67,200	4,179,168
Tesoro Corp.	268,200	15,550,236
Unit Corp. (NON)	229,000	10,527,130
Western Refining, Inc.	128,431	2,984,736
		164,183,223

Pharmaceuticals (2.0%)
Barr Pharmaceuticals, Inc. (NON)	693,250	36,007,405
Cephalon, Inc. (NON)	209,900	12,961,325
Endo Pharmaceuticals Holdings, Inc. (NON)	106,625	3,470,644
Johnson & Johnson	119,249	7,744,030
Medicis Pharmaceutical Corp. Class A	544,600	17,617,810
Mylan Laboratories, Inc.	465,800	9,376,554
Salix Pharmaceuticals, Ltd. (NON)	354,500	4,807,020
		91,984,788

Power Producers (0.8%)
AES Corp. (The) (NON) (SEG)	1,918,000	39,108,020

Publishing (1.7%)
Marvel Entertainment, Inc. (NON)	328,429	7,928,276
McGraw-Hill Cos., Inc. (The)	1,214,600	70,483,238
		78,411,514

Railroads (0.4%)
Canadian National Railway Co. (Canada)	431,400	18,092,916

Real Estate (0.6%)
CB Richard Ellis Group, Inc. Class A (NON)	655,500	16,125,300
Jones Lang LaSalle, Inc.	126,700	10,830,316
		26,955,616

Restaurants (0.9%)
Darden Restaurants, Inc.	840,700	35,704,529
Domino's Pizza, Inc.	217,891	5,588,904
		41,293,433

Retail (8.1%)
American Eagle Outfitters, Inc.	1,696,700	74,366,361
AnnTaylor Stores Corp. (NON)	482,000	20,176,520
Bed Bath & Beyond, Inc. (NON)	793,500	30,359,310
Best Buy Co., Inc.	575,701	30,834,546
Big Lots, Inc. (NON)	698,200	13,831,342
Claire's Stores, Inc.	703,200	20,505,312
Dollar Tree Stores, Inc. (NON)	451,500	13,978,440
Dress Barn, Inc. (NON)	641,600	13,999,712
Guess ?, Inc. (NON)	878,700	42,643,311
Lowe's Cos., Inc.	1,326,400	37,218,784
NBTY, Inc. (NON)	254,000	7,434,580
OfficeMax, Inc.	453,200	18,463,368
Pantry, Inc. (The) (NON)	287,300	16,195,101
Staples, Inc.	1,458,750	35,491,388
		375,498,075

Schools (0.2%)
Apollo Group, Inc. Class A (NON)	207,000	10,192,680

Semiconductor (1.7%)
Formfactor, Inc. (NON)	254,000	10,701,020
Lam Research Corp. (NON)	1,255,500	56,911,815
Photronics, Inc. (NON)	697,000	9,848,610
		77,461,445

Software (5.5%)
Amdocs, Ltd. (Guernsey) (NON)	242,400	9,599,040
Autodesk, Inc. (NON)	736,200	25,605,036
BMC Software, Inc. (NON)	579,700	15,779,434
Citrix Systems, Inc. (NON)	623,300	22,569,693
Intuit, Inc. (NON)	333,000	10,685,970
McAfee, Inc. (NON)	1,132,567	27,702,589
Microsoft Corp.	4,623,600	126,362,988
Red Hat, Inc. (NON)	673,000	14,186,840

Symantec Corp. (NON)	196,000	4,170,880
		256,662,470

Staffing (0.4%)
Administaff, Inc.	515,100	17,358,870

Technology (0.2%)
ON Semiconductor Corp. (NON)	1,794,400	10,551,072

Technology Services (2.2%)
Accenture, Ltd. Class A (Bermuda)	1,674,800	53,107,908
Acxiom Corp.	673,300	16,603,578
Convergys Corp. (NON)	749,100	15,468,915
Fair Isaac Corp.	88,100	3,221,817
Global Payments, Inc.	310,200	13,651,902
		102,054,120

Telecommunications (1.3%)
Brightpoint, Inc. (NON)	852,260	12,119,137
InterDigital Communications Corp. (NON)	350,000	11,935,000
j2 Global Communications, Inc. (NON)	601,600	16,345,472
NII Holdings, Inc. (NON)	290,000	18,026,400
		58,426,009

Textiles (0.6%)
NIKE, Inc. Class B	143,200	12,547,184
Phillips-Van Heusen Corp.	401,900	16,787,363
		29,334,547

Tobacco (0.9%)
Reynolds American, Inc.	455,000	28,196,350
UST, Inc.	229,700	12,594,451
		40,790,801

Transportation Services (0.1%)
C.H. Robinson Worldwide, Inc.	40,500	1,805,490
Expeditors International of Washington, Inc.	77,600	3,459,408
		5,264,898

Total common stocks (cost $4,346,818,950)		$4,635,136,325

SHORT-TERM INVESTMENTS (0.4%)(a) (cost $16,645,565)
	Shares	Value

Putnam Prime Money Market Fund (e)	16,645,565	$16,645,565

TOTAL INVESTMENTS
Total investments (cost $4,363,464,515) (b)		$4,651,781,890

FUTURES CONTRACTS OUTSTANDING at 9/30/06 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	depreciation

NASDAQ 100 Index E-Mini (Long)	66	$2,206,050	Dec-06	$(22)
Russell 2000 Index Mini (Long)	149	10,908,290	Dec-06	(37,114)
S&P 500 Index (Long)	3	1,009,050	Dec-06	(1,436)
S&P MidCap 400 Index E-Mini (Long)	87	6,617,220	Dec-06	(21,806)

Total				$(60,378)

NOTES

(a) Percentages indicated are based on net assets of $4,651,439,012.

(b) The aggregate identified cost on a tax basis is $4,367,633,529, resulting in gross unrealized appreciation and depreciation of $512,542,176 and $228,393,815, respectively, or net unrealized appreciation of $284,148,361.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 2006.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $404,937 for the period ended September 30, 2006. During the period ended September 30, 2006, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $135,656,405 and $150,696,500, respectively.

At September 30, 2006, liquid assets totaling $20,740,610 have been designated as collateral for open futures contracts.

ADR after the name of a foreign holding stands for American Depository Receipts, representing ownership of foreign securities on deposit with a custodian bank.

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam New Opportunities Fund

By (Signature and Title):

/s/ Michael T. Healy
Michael T. Healy
Principal Accounting Officer
Date: December 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: December 5, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: December 5, 2006